UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05867

Exact name of registrant as specified in charter:	Oppenheimer Multi-State Municipal Trust on behalf of its series:
Oppenheimer Rochester New Jersey Municipal Fund
Oppenheimer Rochester Pennsylvania Municipal Fund
Oppenheimer Rochester High Yield Municipal Fund

Address of principal executive offices:	6803 South Tucson Way
Centennial, CO 80112-3924

Name and address of agent for service:	Cynthia Lo Bessette,
Executive Vice President & General Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, NY 10281-1008

Registrant's telephone number, including area code:	303-768-3200

Date of fiscal year end:	7/31

Date of reporting period:	07/01/2017-06/30/2018

Item 1.

FORM N-PX

ICA File Number:  811-05867

Registrant Name:  Oppenheimer Multi-State Municipal Trust

Reporting Period:  07/01/2017 - 06/30/2018

Oppenheimer Rochester High Yield Municipal Fund

DELTA AIR LINES, INC. Meeting Date: JUN 29, 2018 Record Date: MAY 02, 2018 Meeting Type: ANNUAL
Ticker: DAL Security ID: 247361702
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1a	Elect Director Edward H. Bastian	Management	For	For
1b	Elect Director Francis S. Blake	Management	For	For
1c	Elect Director Daniel A. Carp	Management	For	For
1d	Elect Director Ashton B. Carter	Management	For	For
1e	Elect Director David G. DeWalt	Management	For	For
1f	Elect Director William H. Easter, III	Management	For	For
1g	Elect Director Michael P. Huerta	Management	For	For
1h	Elect Director Jeanne P. Jackson	Management	For	For
1i	Elect Director George N. Mattson	Management	For	For
1j	Elect Director Douglas R. Ralph	Management	For	For
1k	Elect Director Sergio A. L. Rial	Management	For	For
1l	Elect Director Kathy N. Waller	Management	For	For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
3	Ratify Ernst & Young LLP as Auditors	Management	For	For

GENERAL MOTORS COMPANY Meeting Date: JUN 12, 2018 Record Date: APR 16, 2018 Meeting Type: ANNUAL
Ticker: GM Security ID: 37045V100
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1a	Elect Director Mary T. Barra	Management	For	For
1b	Elect Director Linda R. Gooden	Management	For	For
1c	Elect Director Joseph Jimenez	Management	For	For
1d	Elect Director Jane L. Mendillo	Management	For	For
1e	Elect Director Michael G. Mullen	Management	For	For
1f	Elect Director James J. Mulva	Management	For	For
1g	Elect Director Patricia F. Russo	Management	For	For
1h	Elect Director Thomas M. Schoewe	Management	For	For
1i	Elect Director Theodore M. Solso	Management	For	For
1j	Elect Director Carol M. Stephenson	Management	For	For
1k	Elect Director Devin N. Wenig	Management	For	For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
3	Ratify Ernst & Young LLP as Auditors	Management	For	For
4	Require Independent Board Chairman	Shareholder	Against	For
5	Provide Right to Act by Written Consent	Shareholder	Against	For
6	Report on Fleet GHG Emissions in Relation to CAFE Standards	Shareholder	Against	For

LOMBARD PUBLIC FACILITIES CORPORATION Meeting Date: FEB 07, 2018 Record Date: JAN 03, 2018 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 541589AZ0
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Vote To Accept Or Reject The Plan (Select For To Accept The Plan, Select Against To Reject The Plan)	Management	None	For
2	Optional Release Election (Select For To Opt Out, Select Abstain If You Do Not Want To Opt Out)	Management	None	Abstain

Oppenheimer Rochester New Jersey Municipal Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Oppenheimer Rochester Pennsylvania Municipal Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Oppenheimer Multi-State Municipal Trust on behalf of its series:

Oppenheimer Rochester New Jersey Municipal Fund
Oppenheimer Rochester Pennsylvania Municipal Fund and
Oppenheimer Rochester High Yield Municipal Fund

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz,
Trustee, President and Principal Executive Officer

Date: August 20, 2018

*By:	/s/ Taylor V. Edwards
------------------------------------------
Taylor V. Edwards, Attorney in Fact